COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

Note 15—COMMITMENTS AND CONTINGENCIES

Operating lease commitments

The Company leases office and fulfillment centers under non-cancelable operating leases. Rental expenses under the operating leases were RMB16,792, RMB34,879 and RMB57,689 (US$9,166) for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under non-cancelable operating leases with initial terms of one year or more consist of the following:

Year ended December 31,	RMB	US$
2012	96,196	15,284
2013	68,606	10,900
2014	63,127	10,030
2015	30,816	4,896
2016	25,715	4,086
Thereafter	172,094	27,343

	456,554	72,539

Litigation, claims and assessments

The Company is subject to periodic legal or administrative proceedings in the ordinary course of business. Management does not expect the results of any of these actions to have a material adverse effect on the Company’s business, results of operations or financial condition. As of December 31, 2011, the Company has not accrued any contingent losses regarding such claims as the estimated costs are insignificant.